Cover	May 19, 2026
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	Installed Building Products, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	IBP
Security Exchange Name	NYSE
Entity Central Index Key	0001580905
Amendment Flag	false